Direct Financing and Sales-Type Leases - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) Property	Dec. 31, 2015 USD ($) Property		Dec. 31, 2014 USD ($)	Sep. 30, 2016 USD ($)
Direct Financing and Sales Type Leases [Line Items]
Net investment in direct financing and sales-type leases		$ 2,903			$ 88,171
Carrying Value of Net Investment in Consolidated Subsidiary	$ 237,234	331,792	[1]
Income earned from direct financing and sales-type leases	18,558	25,291		$ 24,622
TW
Direct Financing and Sales Type Leases [Line Items]
Carrying Value of Net Investment in Consolidated Subsidiary	$ 133,991	$ 181,870
Direct Financing and Sales Type Leases
Direct Financing and Sales Type Leases [Line Items]
Number of containers under direct financing and sales-type leases | Property	135,221	164,249

[1]	Amounts as of December 31, 2015 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 “Immaterial Correction of Errors in Prior Periods”).